Shareholders' Equity - Movements of Other Reserves (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
At beginning of period	¥ 16,279,098	¥ 13,536,965	¥ 12,781,692
Gains (losses) arising during the period, before tax	(37,183)	50,358	7,417
Income tax (expense) benefit for changes arising during the period	15,442	(510,012)	(29,387)
Reclassification adjustments for (gains) losses included in net profit, before tax	15,186	110,509	94,803
Gains (losses) arising during the period, before tax	(32,479)	528,441	304,252
Share of other comprehensive income (loss) of associates and joint ventures	40,492	13,210	30,660
Share of other comprehensive income (loss) of associates and joint ventures	(595)	(14)	(245)
At end of period	16,488,594	16,279,098	13,536,965
Remeasurements of defined benefit plans [member]
At beginning of period	159,724	159,584	197,310
Gains (losses) arising during the period, before tax	(37,183)	50,358	7,417
Income tax (expense) benefit for changes arising during the period	8,168	(15,485)	(2,288)
Amount attributable to non-controlling interests	(102)	44	(9)
Share of other comprehensive income (loss) of associates and joint ventures	(326)	609	33
Transfer from other reserves to retained earnings	(42,777)	(35,386)	(42,879)
At end of period	87,504	159,724	159,584
Exchange differences on translating foreign operations [member]
At beginning of period	1,402,658	884,790	540,242
Gains (losses) arising during the period, before tax	(32,479)	528,441	304,252
Income tax (expense) benefit for changes arising during the period	(216)	(3,447)	2,509
Reclassification adjustments for (gains) losses included in net profit, before tax	(640)	(11,258)	5,385
Income tax (expense) benefit for reclassification adjustments	196	3,447	(1,649)
Amount attributable to non-controlling interests	46	(3,324)	(311)
Share of other comprehensive income (loss) of associates and joint ventures	38,272	4,009	34,362
At end of period	1,407,837	1,402,658	884,790
Financial Assets at Fair Value Through OCI Category [member]
At beginning of period	2,507,275	1,575,193	1,808,222
Gains (losses) arising during the period, before tax	7,370	1,506,580	(264,309)
Income tax (expense) benefit for changes arising during the period	(26,668)	(454,951)	81,384
Reclassification adjustments for (gains) losses included in net profit, before tax	15,186	110,509	94,803
Income tax benefit for reclassification adjustments	(5,693)	(33,994)	(29,040)
Amount attributable to non-controlling interests	(37)	(106)	15
Share of other comprehensive income (loss) of associates and joint ventures	1,951	8,578	(3,980)
Transfer from other reserves to retained earnings	(339,265)	(204,534)	(111,902)
At end of period	¥ 2,160,119	¥ 2,507,275	¥ 1,575,193